TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Tax rates applicable to the Company:

1.	Taxable income of the Company is subject to a corporate tax rate as follow: 2015 - 26.5% and 2016 - 25%.

2.
On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%.

3.
In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Non-Israeli subsidiary, AIT Inc.:

AIT Inc. is subject to U.S. income taxes. The tax rates are compounded from a progressive federal tax of 35% in addition to a state and local taxes.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions.

d.	Net operating losses carry forward:

Advanced Inhalation Therapies (AIT) Ltd. has accumulated losses for tax purposes as of December 31, 2016 in the amount of approximately $6,003 which may be carried forward and offset against taxable income in the future for an indefinite period.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Operating loss carry forward	$1,381	$1,098
Reserves and allowances	5	8
Research and development	153	318

Net deferred tax asset before valuation allowance	1,539	1,424
Valuation allowance	(1,539)	(1,424)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2016 and 2015.

f.	Taxes on income for the years ended December 31, 2016 and 2015 are comprised from taxes incurred as a result of the implementation of the cost plus method between the Company and Inc.
g.	Loss (income) before taxes on income consists of the following:

	December 31,
	2016	2015

Domestic	$3,727	$3,453
Foreign	(34)	(98)

	$3,693	$3,355

h.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect to deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

i.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	Year ended December 31,
	2016	2015

Balance at beginning of year	$97	$-
Additions for current year's tax position	16	97

Balance at the end of year	$113	$97

The Company does not expect a reversal of unrecognized tax benefits in the next 12 months.

The Company and Inc. file income tax returns in Israel and U.S, respectively. As of December 31, 2016, the tax returns of the Company are open to examination by the tax authorities from the year of 2013 through 2016 and the tax return of Inc. are open to examination by the tax authorities from inception through 2016.